Asset Acquisitions	6 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Asset Acquisitions [Text Block]

3. Asset Acquisitions

Effective March 17, 2025 the Company closed the acquisition of Zunz S.A. with an unrelated party. In consideration, the Company paid $25 million cash up front and will pay the remaining purchase price of $31 million over six months. The consideration paid also includes transaction costs of $692 and cash advanced by the Company after January 28, 2025. During the period ended September 30, 2025, the Company fully paid  the acquisition loan payable (March 31, 2025 - $31 million).

The Company determined that this transaction is an asset acquisition as the assets acquired did not constitute a business as defined by ASC 805. The following table summarizes the consideration transferred, the estimated fair value of the identifiable assets acquired, and liabilities assumed as the date of the acquisition:

March 31, 2025

Cash paid	$25,000
Acquisition loan payable	31,000
Cash advance	7,260
Acquisition costs	692
Total consideration	63,952

Land	$952
Equipment	44
Building and leasehold	57,070
Power purchase agreement guarantee	3,314
VAT receivables	3,126
Other	52
Total assets	$64,558
Deferred tax liability	(606)
Net assets acquired	$63,952

On September 15, 2025 the Company closed the acquisition of real property located at 15 City View Drive, Toronto, Ontario (the "Property") and shares of Megawatt Mining Corp. ("MMC") from an unrelated party. In consideration, the Company paid $9.2 million cash and issued 1 million common shares of the Company. The consideration paid also includes transaction costs of $556.

The Company determined that this transaction is an asset acquisition as the assets acquired did not constitute a business as defined by ASC 805. The following table summarizes the consideration transferred, the estimated fair value of the identifiable assets acquired, and liabilities assumed as the date of the acquisition:

September 15, 2025

Cash paid including	$8,692
Share consideration	3,919
Acquisition costs	556
Total consideration	13,167

Cash	$59
Deposits	109
Building and land	12,919
GST receivables	151
Accounts payable	(71)
Total assets	$13,167
Deferred tax liability	(-)
Net assets acquired	$13,167